Condensed Financial Information of the Company - Consolidated Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Mar. 31, 2014
Ordinary shares, shares authorized				10,000,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	480,604,900	487,234,522
Ordinary shares, shares outstanding	479,458,004	487,234,522
Common Class B [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	970,015,685	957,465,244
Ordinary shares, shares outstanding	970,015,685	945,496,827
Parent Company [Member] | Common Class A [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	480,604,900	487,234,522
Ordinary shares, shares outstanding	479,458,004	487,234,522
Parent Company [Member] | Common Class B [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	970,015,685	957,465,244
Ordinary shares, shares outstanding	970,015,685	945,496,827